SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Group's consolidated balance sheet (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Prepaid rent				¥ 955
Intangible assets, net	¥ 1,662	$ 239		1,834
Operating lease right-of-use assets	20,875	2,998
Total assets	52,983	7,611		23,993
liabilities
Accrued expenses and other current liabilities	1,856	267		1,607
Deferred rent				1,507
Other long-term liabilities	566	81		453
Operating lease liability, current	3,082	443
Operating lease liability, noncurrent	18,496	2,657
Total liabilities	¥ 45,483	$ 6,533		17,674
Previously Reported [Member]
Assets
Prepaid rent				955
Intangible assets, net				1,834
Total assets				2,789
liabilities
Accrued expenses and other current liabilities				1,607
Deferred rent				1,507
Other long-term liabilities				453
Total liabilities				¥ 3,567
Restatement Adjustment [Member]
Assets
Prepaid rent			¥ (955)
Intangible assets, net			(181)
Operating lease right-of-use assets			18,940
Total assets			17,804
liabilities
Accrued expenses and other current liabilities			(126)
Deferred rent			(1,507)
Other long-term liabilities			(1)
Operating lease liability, current			2,733
Operating lease liability, noncurrent			16,705
Total liabilities			17,804
As Adjustment [Member]
Assets
Intangible assets, net			1,653
Operating lease right-of-use assets			18,940
Total assets			20,593
liabilities
Accrued expenses and other current liabilities			1,481
Other long-term liabilities			452
Operating lease liability, current			2,733
Operating lease liability, noncurrent			16,705
Total liabilities			¥ 21,371